Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) Per Share for Each Class of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss)

per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss), including accretion of temporary equity	$574,124	$143,531	$(19,427,255)	$(5,968,888)

Denominator:
Weighted-average shares outstanding	34,500,000	8,625,000	27,043,956	8,309,066
Basic and diluted net income/(loss) per share	$0.02	$0.02	$(0.72)	$(0.72)